Schedule of Investments (unaudited)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.4%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$5,190	$4,405,844
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29(a)(b)	10,310	10,197,879
7.75%, 04/15/28(a)	9,855	9,863,545
7.88%, 04/01/30(a)(b)	8,355	8,795,059
CMG Media Corp., 8.88%, 06/18/29(a)(b)	5,435	4,701,072
Lamar Media Corp.
3.63%, 01/15/31(b)	5,000	4,716,546
3.75%, 02/15/28	6,185	6,075,181
4.00%, 02/15/30(b)	5,530	5,345,740
4.88%, 01/15/29	4,145	4,148,623
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(a)	24,876	25,535,395
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	5,137	5,012,855
4.63%, 03/15/30(a)(b)	5,205	5,080,090
5.00%, 08/15/27(a)	6,773	6,767,930
Stagwell Global LLC, 5.63%, 08/15/29(a)	10,882	10,566,222
		111,211,981
Aerospace & Defense — 1.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	7,120	7,368,808
ATI, Inc.
5.88%, 12/01/27(b)	3,055	3,060,801
7.25%, 08/15/30(b)	2,850	2,983,152
Bombardier, Inc.
6.00%, 02/15/28(a)	5,699	5,704,411
7.50%, 02/01/29(a)(b)	6,620	6,876,120
8.75%, 11/15/30(a)	5,250	5,628,101
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)	2,728	649,309
Moog, Inc., 4.25%, 12/15/27(a)	4,778	4,752,839
Spirit AeroSystems, Inc., 4.60%, 06/15/28(b)	6,465	6,508,200
TransDigm, Inc.
4.63%, 01/15/29	10,940	10,887,850
4.88%, 05/01/29(b)	6,810	6,790,796
6.38%, 03/01/29(a)	25,365	26,086,254
6.75%, 08/15/28(a)	18,220	18,542,530
6.88%, 12/15/30(a)	11,745	12,232,683
		118,071,854
Agriculture — 0.2%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)(b)	4,880	4,883,373
6.00%, 06/15/30(a)(b)	8,915	9,033,099
		13,916,472
Airlines — 1.1%
Air Canada, 3.88%, 08/15/26(a)	9,447	9,402,523
Allegiant Travel Co., 7.25%, 08/15/27(a)	3,899	3,939,317
American Airlines, Inc.
7.25%, 02/15/28(a)(b)	6,665	6,786,965
8.50%, 05/15/29(a)(b)	8,610	8,987,513
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	1,231	1,232,686
5.75%, 04/20/29(a)(b)	28,790	29,101,272
OneSky Flight LLC, 8.88%, 12/15/29(a)	5,385	5,753,379
United Airlines Holdings, Inc., 5.38%, 03/01/31	2,700	2,727,844
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	9,505	9,029,750
Security	Par (000)	Value
Airlines (continued)
7.88%, 05/01/27(a)	$4,131	$4,145,618
9.50%, 06/01/28(a)(b)	4,925	5,079,624
		86,186,491
Apparel — 0.4%
Crocs, Inc., 4.25%, 03/15/29(a)	3,507	3,385,570
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	4,057	3,854,081
Under Armour, Inc.
3.25%, 06/15/26	4,618	4,594,808
7.25%, 07/15/30(a)(b)	4,130	4,225,393
VF Corp.
2.80%, 04/23/27	4,915	4,798,283
2.95%, 04/23/30(b)	7,440	6,770,731
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)(b)	5,687	5,309,537
		32,938,403
Auto Manufacturers — 1.9%
Allison Transmission, Inc.
3.75%, 01/30/31(a)	4,200	3,957,068
4.75%, 10/01/27(a)	4,190	4,189,824
5.88%, 06/01/29(a)	4,265	4,318,764
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	10,195	9,112,215
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	4,790	4,742,993
5.50%, 07/15/29(a)(b)	4,150	4,146,931
5.88%, 01/15/28(a)(b)	4,315	4,312,562
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)(b)	5,935	6,398,421
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	8,900	8,723,779
2.45%, 09/15/28(a)	4,850	4,505,070
2.75%, 03/09/28(a)(b)	5,630	5,359,661
5.30%, 09/13/27(a)	4,245	4,262,534
5.63%, 09/29/28(a)(b)	7,025	7,039,920
6.13%, 09/30/30(a)(b)	11,555	11,514,939
7.05%, 09/15/28(a)	6,500	6,732,387
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	24,130	23,904,377
4.81%, 09/17/30(a)(b)	23,290	21,999,443
7.50%, 07/17/30(a)	9,305	9,762,815
PM General Purchaser LLC, 9.50%, 10/01/28(a)	5,860	5,414,753
Wabash National Corp., 4.50%, 10/15/28(a)(b)	4,077	3,787,829
		154,186,285
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)	4,920	5,028,806
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	6,015	5,865,436
6.88%, 07/01/28(b)	3,866	3,872,005
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)(b)	7,090	7,260,758
6.75%, 02/15/30(a)(b)	9,930	10,384,645
Cooper-Standard Automotive, Inc.
5.63%, 05/15/27, (5.63% PIK)(a)(b)(e)	2,850	2,801,854
13.50%, 03/31/27, (13.50% Cash)(a)(e)	4,162	4,317,462
Dana, Inc., 4.25%, 09/01/30(b)	1,459	1,392,911
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(a)(b)	6,527	5,807,470
Forvia SE, 8.00%, 06/15/30(a)(b)	5,065	5,399,110
Goodyear Tire & Rubber Co.(The)
4.88%, 03/15/27(b)	6,337	6,322,965
5.00%, 07/15/29(b)	8,157	7,983,432

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
6.63%, 07/15/30(b)	$4,785	$4,890,526
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(e)	3,625	3,672,158
7.75%, 11/15/30, (7.75 % Cash)(a)(e)	4,050	4,262,243
Phinia, Inc., 6.75%, 04/15/29(a)	5,325	5,510,643
Tenneco, Inc., 8.00%, 11/17/28(a)	18,202	18,290,169
Titan International, Inc., 7.00%, 04/30/28(b)	3,695	3,711,739
ZF North America Capital, Inc.
6.75%, 04/23/30(a)	7,620	7,638,189
6.88%, 04/14/28(a)	5,920	6,108,019
7.13%, 04/14/30(a)(b)	5,795	5,906,948
		126,427,488
Banks — 0.2%
Armor Holdco, Inc., 8.50%, 11/15/29(a)	3,245	3,263,675
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	4,608	4,599,469
12.25%, 10/01/30(a)	4,000	4,402,886
Popular, Inc., 7.25%, 03/13/28	2,965	3,108,545
		15,374,575
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	7,453	7,276,640
6.25%, 04/01/29(a)	5,300	5,301,880
		12,578,520
Biotechnology — 0.1%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	5,060	4,510,737
Building Materials — 1.4%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	3,865	3,849,456
Builders FirstSource, Inc., 5.00%, 03/01/30(a)	5,520	5,497,698
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)(b)	6,785	5,288,430
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(a)(b)	4,880	3,680,934
CP Atlas Buyer, Inc.
9.75%, 07/15/30(a)	4,360	4,531,290
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(a)(b)(e)	4,336	3,995,238
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(a)(b)	16,500	17,107,271
Griffon Corp., 5.75%, 03/01/28(b)	8,595	8,582,181
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	2,720	2,718,399
Jeld-Wen, Inc., 4.88%, 12/15/27(a)(b)	4,055	3,573,301
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	4,755	4,610,256
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	5,580	5,585,131
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	9,832	9,862,128
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	7,800	7,194,204
4.38%, 07/15/30(a)	14,565	14,058,539
4.75%, 01/15/28(a)	9,975	9,924,038
		110,058,494
Chemicals — 3.0%
ASP Unifrax Holdings, Inc., 11.18%, 09/30/29, (10.43% Cash and 11.18% PIK)(a)(e)	3,596	2,766,159
Security	Par (000)	Value
Chemicals (continued)
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	$6,912	$6,647,252
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	4,476	4,465,566
Celanese U.S. Holdings LLC
1.40%, 08/05/26	3,300	3,247,905
6.50%, 04/15/30(b)	6,515	6,629,826
6.85%, 11/15/28(b)	6,176	6,478,395
7.05%, 11/15/30	9,345	9,881,576
7.33%, 07/15/29(b)	7,320	7,699,109
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	6,052	5,638,955
5.38%, 05/15/27(b)	4,567	4,599,562
5.75%, 11/15/28(a)(b)	7,490	7,432,716
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	5,246	5,251,752
Element Solutions, Inc., 3.88%, 09/01/28(a)	7,890	7,664,434
FMC Corp.
3.20%, 10/01/26	200	198,286
3.45%, 10/01/29(b)	2,680	2,401,754
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	3,500	3,077,052
Huntsman International LLC, 4.50%, 05/01/29	7,295	7,026,899
INEOS Finance PLC
6.75%, 05/15/28(a)	4,090	3,582,828
7.50%, 04/15/29(a)(b)	6,980	5,849,676
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)	3,905	3,108,165
Ingevity Corp., 3.88%, 11/01/28(a)(b)	5,400	5,249,649
Innophos Holdings, Inc., 11.50%, 06/15/29(a)(b)	4,361	4,308,470
Mativ Holdings, Inc., 8.00%, 10/01/29(a)(b)	3,990	4,028,989
Methanex Corp.
5.13%, 10/15/27(b)	6,646	6,665,090
5.25%, 12/15/29(b)	6,658	6,688,077
Minerals Technologies, Inc., 5.00%, 07/01/28(a)(b)	3,987	3,967,182
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	5,320	5,214,805
5.25%, 06/01/27(a)	9,375	9,419,118
8.50%, 11/15/28(a)	3,160	3,308,985
9.00%, 02/15/30(a)	5,005	5,340,572
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	3,277	3,018,421
Olin Corp.
5.00%, 02/01/30(b)	5,030	4,911,107
5.63%, 08/01/29(b)	6,945	6,933,911
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	7,750	7,523,373
6.25%, 10/01/29(a)(b)	3,935	3,859,914
Rain Carbon, Inc., 12.25%, 09/01/29(a)	3,905	4,153,553
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	10,325	10,290,177
6.63%, 05/01/29(a)(b)	6,277	6,275,988
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,525	6,431,445
SNF Group SACA
3.13%, 03/15/27(a)(b)	3,265	3,205,414
3.38%, 03/15/30(a)	3,450	3,245,808
Tronox, Inc.
4.63%, 03/15/29(a)(b)	9,835	7,537,679
9.13%, 09/30/30(a)(b)	3,945	3,894,898

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/27(a)(b)	$6,270	$6,260,206
5.63%, 08/15/29(a)	11,117	10,625,937
		246,006,635
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,532	3,720,117
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	3,605	3,402,163
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,922	4,632,778
		11,755,058
Commercial Services — 5.3%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	9,867	9,613,934
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	4,100	4,090,650
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	12,820	13,372,478
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	8,850	8,773,267
6.88%, 06/15/30(a)	9,605	9,974,677
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(a)	17,923	17,678,532
Alta Equipment Group, Inc., 9.00%, 06/01/29(a)(b)	4,685	4,467,604
AMN Healthcare, Inc.
4.00%, 04/15/29(a)(b)	3,800	3,629,285
6.50%, 01/15/31(a)(b)	4,000	4,063,707
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	4,932	4,820,724
5.38%, 03/01/29(a)(b)	6,067	5,926,266
8.25%, 01/15/30(a)(b)	6,907	7,127,617
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	10,935	11,136,697
Block, Inc.
2.75%, 06/01/26	7,295	7,253,003
5.63%, 08/15/30(a)	11,665	11,880,099
Brink's Co.(The)
4.63%, 10/15/27(a)	6,107	6,103,684
6.50%, 06/15/29(a)	4,214	4,347,218
Carriage Services, Inc., 4.25%, 05/15/29(a)	4,187	4,023,849
Champions Financing, Inc., 8.75%, 02/15/29(a)(b)	5,980	5,794,655
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	8,929	8,445,101
4.88%, 07/01/29(a)(b)	8,985	7,717,199
CoreCivic, Inc., 8.25%, 04/15/29	4,180	4,377,329
Dcli Bidco LLC, 7.75%, 11/15/29(a)	4,917	5,008,747
Deluxe Corp.
8.00%, 06/01/29(a)	4,275	4,329,389
8.13%, 09/15/29(a)	4,645	4,881,448
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	9,375	9,813,012
Garda World Security Corp.
6.00%, 06/01/29(a)	5,062	4,987,914
6.50%, 01/15/31(a)(b)	5,550	5,696,531
7.75%, 02/15/28(a)	3,710	3,789,272
GEO Group, Inc. (The), 8.63%, 04/15/29	5,432	5,681,065
Grand Canyon University, 5.13%, 10/01/28(b)	3,380	3,386,256
Security	Par (000)	Value
Commercial Services (continued)
Herc Holdings, Inc.
6.63%, 06/15/29(a)(b)	$7,692	$7,953,342
7.00%, 06/15/30(a)(b)	15,285	16,035,452
Hertz Corp.(The)
4.63%, 12/01/26(a)(b)	2,120	2,005,520
5.00%, 12/01/29(a)(b)	9,385	6,192,286
12.63%, 07/15/29(a)(b)	11,525	11,608,962
Korn Ferry, 4.63%, 12/15/27(a)(b)	3,562	3,548,172
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	7,276	7,260,611
Mobius Merger Sub, Inc., 9.00%, 06/01/30(a)(b)	4,600	2,732,271
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)(b)	8,317	8,179,333
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	9,888	9,696,697
PROG Holdings, Inc., 6.00%, 11/15/29(a)(b)	5,582	5,528,798
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	10,269	10,683,185
10.88%, 08/01/29(a)(b)	4,615	4,749,219
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	8,680	8,784,282
Service Corp. International/U.S.
3.38%, 08/15/30	7,835	7,338,144
4.63%, 12/15/27	5,142	5,131,142
5.13%, 06/01/29(b)	6,947	6,983,829
Sotheby's, 7.38%, 10/15/27(a)(b)	7,260	7,221,475
StoneMor, Inc., 8.50%, 05/15/29(a)(b)	3,330	3,255,215
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(a)	4,725	4,931,155
TriNet Group, Inc., 3.50%, 03/01/29(a)	5,122	4,844,286
United Rentals North America, Inc.
3.88%, 11/15/27	7,210	7,151,799
4.00%, 07/15/30	7,400	7,140,083
4.88%, 01/15/28(b)	14,161	14,161,164
5.25%, 01/15/30(b)	6,190	6,257,584
Upbound Group, Inc., 6.38%, 02/15/29(a)(b)	4,617	4,574,635
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	8,860	9,493,821
VM Consolidated, Inc., 5.50%, 04/15/29(a)	3,565	3,500,376
VT Topco, Inc., 8.50%, 08/15/30(a)(b)	4,430	4,525,838
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	4,485	4,467,420
6.63%, 06/15/29(a)(b)	4,750	4,907,016
6.63%, 04/15/30(a)	4,885	5,062,655
		428,096,976
Computers — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	3,167	3,139,648
ASGN, Inc., 4.63%, 05/15/28(a)	5,419	5,331,672
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)(b)	5,147	4,192,333
Crowdstrike Holdings, Inc., 3.00%, 02/15/29(b)	6,382	6,104,409
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	8,155	8,638,197
McAfee Corp., 7.38%, 02/15/30(a)(b)	17,780	14,162,140
NCR Atleos Corp., 9.50%, 04/01/29(a)	11,242	12,036,062
NCR Voyix Corp.
5.00%, 10/01/28(a)	6,435	6,360,199
5.13%, 04/15/29(a)(b)	3,911	3,855,635
Pitney Bowes, Inc.
6.88%, 03/15/27(a)	2,861	2,858,506
7.25%, 03/15/29(a)(b)	3,665	3,696,739
Science Applications International Corp., 4.88%, 04/01/28(a)(b)	4,150	4,138,564

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	$3,767	$3,688,226
5.88%, 07/15/30(a)	3,390	3,487,971
8.25%, 12/15/29(a)	4,020	4,245,471
Virtusa Corp., 7.13%, 12/15/28(a)	3,257	3,191,910
Western Digital Corp., 4.75%, 02/15/26	3,812	3,809,305
		92,936,987
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	5,415	5,178,150
5.50%, 06/01/28(a)	7,539	7,527,284
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(e)	2,964	3,015,404
Perrigo Finance Unlimited Co., 5.15%, 06/15/30	7,530	7,296,060
Prestige Brands, Inc., 5.13%, 01/15/28(a)(b)	4,185	4,187,891
		27,204,789
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	3,675	3,543,830
4.00%, 01/15/28(a)	6,387	6,289,726
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	4,940	4,920,085
Gates Corp./DE, 6.88%, 07/01/29(a)(b)	4,750	4,935,053
RB Global Holdings, Inc., 6.75%, 03/15/28(a)(b)	5,000	5,098,336
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	4,650	4,551,400
Windsor Holdings III LLC, 8.50%, 06/15/30(a)	6,060	6,384,095
		35,722,525
Diversified Financial Services — 5.1%
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	3,442	3,438,460
10.00%, 08/15/30(a)	4,480	4,830,561
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(b)	4,050	3,859,710
Azorra Finance Ltd.
7.25%, 01/15/31(a)	1,835	1,920,367
7.75%, 04/15/30(a)	4,930	5,179,101
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	3,990	3,989,501
6.88%, 04/15/30(a)	3,730	3,644,098
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)	3,615	3,113,117
Coinbase Global, Inc., 3.38%, 10/01/28(a)(b)	9,230	8,796,313
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	4,930	4,953,024
9.25%, 12/15/28(a)	5,240	5,488,164
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(a)	8,370	8,506,352
Encore Capital Group, Inc.
8.50%, 05/15/30(a)(b)	4,865	5,202,104
9.25%, 04/01/29(a)	4,950	5,203,169
Enova International, Inc.
9.13%, 08/01/29(a)	4,927	5,208,898
11.25%, 12/15/28(a)(b)	2,965	3,140,540
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)(b)	9,987	10,456,059
GGAM Finance Ltd.
5.88%, 03/15/30(a)	3,440	3,493,444
6.88%, 04/15/29(a)	3,052	3,153,689
8.00%, 02/15/27(a)(b)	6,490	6,594,181
8.00%, 06/15/28(a)	5,252	5,534,625
Security	Par (000)	Value
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	$9,802	$10,156,505
goeasy Ltd.
7.38%, 10/01/30(a)	3,700	3,557,273
7.63%, 07/01/29(a)(b)	5,695	5,643,041
9.25%, 12/01/28(a)	5,540	5,697,852
Series 144*, 6.88%, 05/15/30(a)	3,740	3,562,323
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28(a)(f)	2,749	1,375,956
Hightower Holding LLC, 9.13%, 01/31/30(a)	3,415	3,617,298
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(a)(b)	4,965	4,884,282
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	9,750	9,439,967
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)	4,940	5,193,570
9.50%, 02/15/29(a)(b)	3,685	3,876,694
LD Holdings Group LLC, 6.13%, 04/01/28(a)(b)	5,110	4,844,367
LFS Topco LLC, 8.75%, 07/15/30(a)(b)	3,675	3,691,402
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	3,610	3,572,769
6.50%, 05/01/28(a)	9,425	9,438,268
Navient Corp.
4.88%, 03/15/28	4,965	4,866,217
5.00%, 03/15/27	6,589	6,546,842
5.50%, 03/15/29(b)	7,205	7,043,912
6.75%, 06/15/26	3,742	3,755,667
9.38%, 07/25/30(b)	4,870	5,243,012
OneMain Finance Corp.
3.50%, 01/15/27(b)	6,627	6,542,930
3.88%, 09/15/28	5,465	5,317,036
4.00%, 09/15/30	7,680	7,196,464
5.38%, 11/15/29(b)	7,400	7,381,211
6.13%, 05/15/30	6,705	6,837,044
6.63%, 01/15/28	8,032	8,242,919
6.63%, 05/15/29(b)	8,820	9,100,417
7.88%, 03/15/30	6,280	6,624,255
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 02/01/27(a)	2,863	2,858,422
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	6,230	5,986,680
7.13%, 11/15/30(a)	6,095	6,292,320
7.88%, 12/15/29(a)	6,630	6,988,849
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	5,860	5,987,675
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	5,795	6,061,718
Planet Financial Group LLC, 10.50%, 12/15/29(a)	6,010	6,235,287
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	3,275	2,998,874
8.38%, 02/01/28(a)(b)	3,705	3,745,327
8.88%, 01/31/30(a)(b)	5,422	5,459,661
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	5,315	5,563,162
Rfna LP, 7.88%, 02/15/30(a)(b)	4,660	4,684,823
Rocket Companies, Inc., 6.13%, 08/01/30(a)	19,230	19,696,683
Rocket Cos. Inc, 6.50%, 08/01/29(a)	6,870	7,058,784
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26(a)(b)	9,603	9,469,594
3.63%, 03/01/29(a)	7,105	6,843,770

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
SLM Corp.
3.13%, 11/02/26(b)	$3,369	$3,318,474
6.50%, 01/31/30	4,950	5,092,301
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30(a)	7,050	7,321,039
TrueNoord Capital DAC, 8.75%, 03/01/30(a)	3,655	3,862,774
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	6,980	6,899,881
5.75%, 06/15/27(a)	4,101	4,105,841
UWM Holdings LLC, 6.63%, 02/01/30(a)	7,830	7,876,980
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)	1,565	1,589,327
		414,953,216
Electric — 2.3%
Calpine Corp.
4.50%, 02/15/28(a)	11,187	11,186,291
5.13%, 03/15/28(a)	6,110	6,108,260
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	2,325	2,173,980
4.75%, 03/15/28(a)(b)	8,205	8,187,237
Constellation Energy Generation LLC, 4.63%, 02/01/29(a)	5,845	5,845,271
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	5,075	5,233,811
DPL LLC, 4.35%, 04/15/29(b)	3,577	3,532,290
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	6,230	5,811,207
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)(b)	3,225	3,110,646
NRG Energy, Inc.
3.38%, 02/15/29(a)	4,947	4,742,200
5.25%, 06/15/29(a)	7,215	7,232,792
5.75%, 01/15/28(b)	5,902	5,899,711
5.75%, 07/15/29(a)	6,371	6,391,334
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	6,490	6,428,305
PG&E Corp.
5.00%, 07/01/28	9,754	9,724,255
5.25%, 07/01/30(b)	9,190	9,130,871
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	10,425	10,996,906
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	11,863	11,723,557
5.00%, 07/31/27(a)	11,843	11,847,692
5.63%, 02/15/27(a)	11,546	11,557,136
VoltaGrid LLC, 7.38%, 11/01/30(a)	18,395	18,646,123
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	5,620	5,565,606
7.25%, 01/15/29(a)(b)	7,175	7,399,811
8.38%, 01/15/31(a)(b)	7,200	7,566,216
		186,041,508
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	7,965	7,635,249
4.75%, 06/15/28(a)	6,065	6,005,494
WESCO Distribution, Inc.
6.38%, 03/15/29(a)	8,797	9,072,660
7.25%, 06/15/28(a)	10,440	10,572,567
		33,285,970
Electronics — 0.6%
Coherent Corp., 5.00%, 12/15/29(a)(b)	9,652	9,610,658
Security	Par (000)	Value
Electronics (continued)
Imola Merger Corp., 4.75%, 05/15/29(a)	$19,380	$19,072,300
Sensata Technologies BV
4.00%, 04/15/29(a)	6,258	6,128,159
5.88%, 09/01/30(a)	4,945	5,020,577
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	4,155	4,064,317
TTM Technologies, Inc., 4.00%, 03/01/29(a)	5,130	4,985,098
		48,881,109
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	6,482	6,284,641
5.00%, 01/31/28(a)(b)	6,741	6,738,307
		13,022,948
Engineering & Construction — 0.5%
Arcosa, Inc., 4.38%, 04/15/29(a)	3,995	3,921,912
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	13,685	13,126,686
Dycom Industries, Inc., 4.50%, 04/15/29(a)(b)	4,842	4,749,889
Fluor Corp., 4.25%, 09/15/28(b)	5,652	5,610,495
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(a)	3,835	3,838,547
TopBuild Corp., 3.63%, 03/15/29(a)	4,077	3,947,712
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	3,220	3,555,042
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	3,845	3,772,584
		42,522,867
Entertainment — 3.2%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/29(a)	6,298	6,555,026
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(a)(b)	3,760	2,932,236
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	3,765	3,909,759
Boyne USA, Inc., 4.75%, 05/15/29(a)	6,830	6,719,012
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	7,545	7,540,312
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	11,857	11,384,721
7.00%, 02/15/30(a)	19,430	20,053,384
Churchill Downs, Inc.
4.75%, 01/15/28(a)	7,165	7,137,026
5.50%, 04/01/27(a)	5,690	5,693,243
5.75%, 04/01/30(a)	10,925	10,976,201
Cinemark USA, Inc., 5.25%, 07/15/28(a)(b)	7,501	7,492,607
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	5,160	5,239,547
Jacobs Entertainment, Inc., 6.75%, 02/15/29(a)(b)	5,103	5,039,562
Light & Wonder International, Inc., 7.25%, 11/15/29(a)	4,660	4,783,461
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	5,125	5,055,712
4.75%, 10/15/27(a)(b)	8,732	8,725,989
6.50%, 05/15/27(a)	9,395	9,435,881
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	7,542	7,400,192
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	7,110	7,400,876
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,745	3,549,738
Muvico LLC, 15.00%, 02/19/29, (9.00 % Cash and 6.00 % PIK)(a)(b)(e)	2,736	2,695,041
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	3,074	3,153,827

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(a)	$4,010	$3,850,982
Penn Entertainment, Inc.
4.13%, 07/01/29(a)(b)	4,057	3,761,699
5.63%, 01/15/27(a)(b)	3,536	3,529,982
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	5,000	3,686,675
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	9,495	8,661,104
8.45%, 07/27/30(a)	3,855	3,915,488
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	5,705	5,795,025
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)(b)	7,810	7,119,039
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)(b)	7,147	6,983,568
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)(b)	4,667	4,667,069
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	5,142	4,938,021
5.38%, 04/15/27	4,845	4,847,467
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	3,477	3,463,145
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	3,645	3,583,964
Vail Resorts, Inc., 5.63%, 07/15/30(a)(b)	5,080	5,159,452
Warnermedia Holdings, Inc.
3.76%, 03/15/27	9,675	9,610,886
4.05%, 03/15/29	12,980	12,625,691
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)(b)	7,427	7,461,437
		256,534,047
Environmental Control — 0.6%
Enviri Corp., 5.75%, 07/31/27(a)(b)	4,231	4,235,208
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	7,490	7,368,647
4.38%, 08/15/29(a)	5,660	5,547,518
4.75%, 06/15/29(a)	6,592	6,547,275
Madison IAQ LLC
4.13%, 06/30/28(a)	6,916	6,828,174
5.88%, 06/30/29(a)	9,910	9,904,794
Reworld Holding Corp., 4.88%, 12/01/29(a)	6,805	6,575,980
		47,007,596
Food — 2.1%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	13,247	12,718,429
4.63%, 01/15/27(a)	11,624	11,625,209
4.88%, 02/15/30(a)(b)	9,825	9,695,899
5.88%, 02/15/28(a)(b)	7,070	7,081,120
6.50%, 02/15/28(a)(b)	6,910	7,021,194
B&G Foods, Inc.
5.25%, 09/15/27(b)	4,847	4,687,426
8.00%, 09/15/28(a)	8,160	7,693,769
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	4,132	3,883,278
Security	Par (000)	Value
Food (continued)
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash or 9.50% PIK)(a)(e)	$5,028	$5,373,688
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	3,595	3,575,195
7.63%, 07/01/29(a)	4,530	4,704,885
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)	9,665	10,145,228
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	9,395	9,061,406
4.88%, 05/15/28(a)	5,105	5,113,022
Performance Food Group, Inc.
4.25%, 08/01/29(a)	9,750	9,549,007
5.50%, 10/15/27(a)	10,347	10,365,746
Post Holdings, Inc., 4.63%, 04/15/30(a)	13,680	13,352,695
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)(b)	8,460	8,139,514
TreeHouse Foods, Inc., 4.00%, 09/01/28	4,536	4,522,425
U.S. Foods, Inc.
4.63%, 06/01/30(a)	5,070	4,993,750
4.75%, 02/15/29(a)	9,085	9,050,749
6.88%, 09/15/28(a)(b)	4,800	4,952,697
United Natural Foods, Inc., 6.75%, 10/15/28(a)(b)	4,415	4,422,829
		171,729,160
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	11,217	11,210,205
TKC Holdings, Inc.
6.88%, 05/15/28(a)	3,442	3,466,051
10.50%, 05/15/29(a)	4,980	5,120,102
		19,796,358
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28(a)	5,619	4,703,241
Magnera Corp., 4.75%, 11/15/29(a)(b)	4,927	4,446,408
Mercer International, Inc., 12.88%, 10/01/28(a)(b)	3,525	2,590,828
		11,740,477
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	4,847	4,878,706
9.38%, 06/01/28(a)(b)	4,182	4,322,022
9.50%, 06/01/30(a)	5,485	5,871,467
		15,072,195
Health Care - Products — 1.6%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	8,075	7,742,046
4.63%, 07/15/28(a)	15,125	14,998,930
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	11,760	12,259,829
Embecta Corp., 5.00%, 02/15/30(a)(b)	5,030	4,704,308
Hologic, Inc.
3.25%, 02/15/29(a)	8,061	8,028,980
4.63%, 02/01/28(a)	3,327	3,322,726
Medline Borrower LP
3.88%, 04/01/29(a)(b)	31,375	30,711,773
5.25%, 10/01/29(a)	23,165	23,200,853
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(a)(b)	6,765	6,982,035
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	3,950	4,209,376
Teleflex, Inc.
4.25%, 06/01/28(a)	5,067	4,992,552
4.63%, 11/15/27	5,161	5,130,136

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)(g)	$2,742	$2,790,596
		129,074,140
Health Care - Services — 4.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	4,900	4,698,966
5.50%, 07/01/28(a)(b)	4,655	4,597,210
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)(b)	5,155	4,969,397
4.25%, 05/01/28(a)	5,170	5,105,159
CHS/Community Health Systems, Inc.
5.25%, 05/15/30(a)	14,180	13,367,731
6.00%, 01/15/29(a)	6,770	6,752,028
6.13%, 04/01/30(a)(b)	11,700	9,659,133
6.88%, 04/15/29(a)(b)	11,800	10,841,625
DaVita, Inc., 4.63%, 06/01/30(a)	25,980	25,036,199
Encompass Health Corp.
4.50%, 02/01/28	8,067	8,022,498
4.75%, 02/01/30(b)	7,810	7,766,493
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	4,986	5,068,082
HealthEquity, Inc., 4.50%, 10/01/29(a)(b)	6,040	5,888,803
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	1,620	1,687,062
IQVIA, Inc.
5.00%, 10/15/26(a)	7,781	7,777,088
5.00%, 05/15/27(a)	9,505	9,501,497
6.50%, 05/15/30(a)(b)	4,510	4,672,721
Kedrion SpA, 6.50%, 09/01/29(a)	7,860	7,760,772
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	5,332	5,177,210
9.88%, 08/15/30(a)	6,950	7,457,531
11.00%, 10/15/30(a)	10,050	10,966,189
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	5,840	5,383,750
4.38%, 06/15/28(a)	7,889	7,739,589
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	7,205	6,152,566
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(e)	2,510	2,635,113
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)(b)	11,480	11,865,518
Option Care Health, Inc., 4.38%, 10/31/29(a)	5,160	5,042,905
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)(b)	4,100	4,086,942
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	14,595	15,202,429
Radiology Partners, Inc., 9.78%, 02/15/30, (9.78% PIK)(a)(b)(e)	6,313	6,309,082
RCN Corp., 11.63%, 04/15/23(c)	2,653	—
Star Parent, Inc., 9.00%, 10/01/30(a)	8,499	8,966,105
Team Health Holdings, Inc.
8.38%, 06/30/28(a)(b)	2,615	2,641,298
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(a)(e)	10,494	11,086,893
Tenet Healthcare Corp.
4.25%, 06/01/29	13,230	13,012,408
4.38%, 01/15/30	14,020	13,777,419
4.63%, 06/15/28	5,120	5,105,029
5.13%, 11/01/27	14,191	14,184,088
6.13%, 10/01/28	14,046	14,068,586
6.13%, 06/15/30	18,415	18,811,832
Security	Par (000)	Value
Health Care - Services (continued)
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	$9,778	$9,822,569
US Renal Care, Inc., 10.63%, 07/15/27(a)(b)	3,284	2,857,080
		345,524,595
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	9,564	8,910,357
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	6,523	5,752,874
5.25%, 05/15/27(b)	13,635	13,486,970
6.25%, 05/15/26(b)	2,028	2,025,855
9.00%, 06/15/30(b)	6,885	6,709,280
9.75%, 01/15/29(b)	6,445	6,486,698
10.00%, 11/15/29(a)	9,430	9,517,988
Stena International SA, 7.25%, 01/15/31(a)	6,000	6,167,969
		59,057,991
Home Builders — 1.0%
Adams Homes, Inc., 9.25%, 10/15/28(a)	3,877	4,050,428
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)(b)	3,272	3,134,473
4.63%, 04/01/30(a)	3,435	3,249,683
Beazer Homes USA, Inc., 5.88%, 10/15/27	3,226	3,217,723
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	5,140	4,802,182
5.00%, 06/15/29(a)(b)	3,510	3,391,318
6.25%, 09/15/27(a)(b)	5,203	5,202,253
Century Communities, Inc., 3.88%, 08/15/29(a)	5,180	4,928,789
Empire Communities Corp., 9.75%, 05/01/29(a)(b)	4,360	4,508,675
KB Home, 7.25%, 07/15/30(b)	3,340	3,438,861
LGI Homes, Inc., 8.75%, 12/15/28(a)(b)	3,865	4,024,839
M/I Homes, Inc., 4.95%, 02/01/28	4,095	4,084,026
Mattamy Group Corp., 4.63%, 03/01/30(a)	6,030	5,875,819
New Home Co., Inc. (The), 8.50%, 11/01/30(a)	3,850	4,012,527
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28	4,367	4,353,379
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)(b)	4,745	4,770,097
5.75%, 01/15/28(a)	4,570	4,654,656
Thor Industries, Inc., 4.00%, 10/15/29(a)(b)	5,102	4,901,980
Tri Pointe Homes, Inc., 5.70%, 06/15/28	3,735	3,782,330
		80,384,038
Home Furnishings — 0.4%
FXI Holdings, Inc.
11.00%, 11/15/30(a)	6,847	6,295,846
14.00%, 11/15/29, (14.00 % Cash)(a)(e)	3,914	2,259,457
Somnigroup International, Inc., 4.00%, 04/15/29(a)	7,931	7,695,498
Whirlpool Corp.
4.75%, 02/26/29(b)	7,184	7,094,969
6.13%, 06/15/30(b)	5,990	6,007,812
		29,353,582
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	5,625	5,198,906

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)	$7,450	$6,574,303
Central Garden & Pet Co., 4.13%, 10/15/30(b)	4,175	4,001,812
Newell Brands, Inc.
6.38%, 09/15/27(b)	4,626	4,680,417
6.38%, 05/15/30(b)	7,510	7,428,037
6.63%, 09/15/29(b)	4,775	4,773,448
8.50%, 06/01/28(a)	11,805	12,377,463
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(b)	4,210	4,142,286
		43,977,766
Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)	6,710	6,491,925
6.00%, 08/01/29(a)(b)	4,540	4,486,371
7.50%, 11/06/30(a)	6,555	6,790,390
8.25%, 02/01/29(a)	9,125	9,468,495
8.50%, 06/15/29(a)	4,755	4,966,003
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	7,470	7,366,502
5.88%, 11/01/29(a)	3,972	3,955,095
6.75%, 10/15/27(a)	10,405	10,448,753
6.75%, 04/15/28(a)	11,390	11,577,031
7.00%, 01/15/31(a)	10,300	10,684,319
AmWINS Group, Inc.
4.88%, 06/30/29(a)	7,075	6,959,359
6.38%, 02/15/29(a)	7,304	7,495,229
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	7,230	7,329,144
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	2,445	2,526,932
Broadstreet Partners Group LLC, 5.88%, 04/15/29(a)	7,165	7,122,911
Constellation Insurance, Inc., 6.80%, 01/24/30(a)	1,000	1,018,593
HUB International Ltd.
5.63%, 12/01/29(a)(b)	4,735	4,728,864
7.25%, 06/15/30(a)	29,035	30,314,863
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(a)(b)	5,745	6,004,425
Nassau Companies of New York (The), 7.88%, 07/15/30(a)	3,910	3,723,297
Ryan Specialty LLC, 4.38%, 02/01/30(a)	3,450	3,354,906
		156,813,407
Internet — 2.4%
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	5,072	4,651,024
Arches Buyer, Inc.
4.25%, 06/01/28(a)(b)	8,627	8,490,730
6.13%, 12/01/28(a)	4,635	4,524,137
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	4,706	4,677,905
5.63%, 09/15/28(a)	4,345	4,328,557
Cars.com, Inc., 6.38%, 11/01/28(a)	3,632	3,624,782
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(a)(b)	4,566	4,544,906
Gen Digital, Inc.
6.75%, 09/30/27(a)	7,250	7,310,405
7.13%, 09/30/30(a)(b)	5,545	5,675,437
Getty Images, Inc.
10.50%, 11/15/30(a)(b)	5,985	6,066,195
11.25%, 02/21/30(a)(b)	5,165	4,612,560
Security	Par (000)	Value
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	$7,900	$7,505,592
5.25%, 12/01/27(a)	6,085	6,075,874
GrubHub Holdings, Inc., 13.00%, 07/31/30, (13.00% PIK)(a)(b)(e)	5,180	4,269,935
ION Platform Finance U.S., Inc./ION Platform Finance Sarl
5.00%, 05/01/28(a)	2,420	2,286,598
5.75%, 05/15/28(a)	3,705	3,500,188
9.00%, 08/01/29(a)	4,610	4,421,036
9.50%, 05/30/29(a)(b)	6,695	6,453,759
Series 144@, 8.75%, 05/01/29(a)	6,395	6,100,430
Match Group Holdings II LLC
4.13%, 08/01/30(a)(b)	4,515	4,248,615
4.63%, 06/01/28(a)	4,834	4,782,825
5.00%, 12/15/27(a)(b)	4,985	4,986,177
5.63%, 02/15/29(a)	3,382	3,381,776
Millennium Escrow Corp., 6.63%, 08/01/26(a)	5,679	5,555,981
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/29(a)	4,786	2,907,801
Rakuten Group, Inc.
9.75%, 04/15/29(a)	18,865	21,115,727
11.25%, 02/15/27(a)	15,655	16,665,172
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(e)	6,527	6,330,500
Wayfair LLC
7.25%, 10/31/29(a)	7,897	8,249,093
7.75%, 09/15/30(a)	6,210	6,613,211
Ziff Davis, Inc., 4.63%, 10/15/30(a)(b)	3,890	3,681,093
ZipRecruiter, Inc., 5.00%, 01/15/30(a)(b)	5,517	3,828,255
		191,466,276
Iron & Steel — 0.7%
Algoma Steel, Inc., 9.13%, 04/15/29(a)(b)	3,552	3,052,497
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)(b)	4,441	3,863,670
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	4,805	4,843,990
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(a)(b)	3,120	3,069,693
6.75%, 04/15/30(a)(b)	6,925	7,105,986
6.88%, 11/01/29(a)(b)	8,230	8,551,512
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)	2,600	2,764,694
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	4,947	5,061,203
8.50%, 05/01/30(a)(b)	5,280	5,478,683
9.25%, 10/01/28(a)(b)	9,550	10,038,727
U.S. Steel Corp., 6.88%, 03/01/29(b)	3,170	3,172,821
		57,003,476
Leisure Time — 0.8%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	6,755	7,053,687
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	5,080	4,106,227
NCL Corp. Ltd.
5.88%, 01/15/31(a)	7,450	7,470,800
7.75%, 02/15/29(a)(b)	5,705	6,098,065
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	4,835	4,966,686
Patrick Industries, Inc., 4.75%, 05/01/29(a)(b)	3,769	3,727,558
Sabre GLBL, Inc.
10.75%, 11/15/29(a)	3,713	3,021,913

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
10.75%, 03/15/30(a)	$4,747	$3,809,465
11.13%, 07/15/30(a)(b)	12,565	10,168,155
Viking Cruises Ltd., 7.00%, 02/15/29(a)	3,565	3,576,076
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	3,256	3,257,434
VOC Escrow Ltd., 5.00%, 02/15/28(a)	6,945	6,935,718
		64,191,784
Lodging — 2.6%
Boyd Gaming Corp., 4.75%, 12/01/27(b)	9,899	9,894,239
Full House Resorts, Inc., 8.25%, 02/15/28(a)(b)	4,510	4,115,375
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	6,008	6,204,456
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(a)(b)	7,750	7,548,761
4.88%, 01/15/30(b)	9,035	9,044,516
5.88%, 04/01/29(a)	5,490	5,620,589
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)(b)	8,165	7,922,724
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	4,735	4,738,521
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29(a)(b)	5,085	4,840,802
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	10,975	10,834,427
5.63%, 07/17/27(a)(b)	5,566	5,568,386
5.75%, 07/21/28(a)(b)	8,615	8,613,363
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	6,141	6,116,435
5.88%, 05/15/26(a)(b)	5,910	5,912,039
MGM Resorts International
4.63%, 09/01/26(b)	2,897	2,896,166
4.75%, 10/15/28(b)	7,315	7,301,858
5.50%, 04/15/27	5,777	5,810,994
6.13%, 09/15/29(b)	8,352	8,538,712
Station Casinos LLC, 4.50%, 02/15/28(a)	6,941	6,906,137
Studio City Co. Ltd., 7.00%, 02/15/27(a)(b)	2,599	2,601,204
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	10,496	10,162,904
6.50%, 01/15/28(a)(b)	4,473	4,477,091
Travel & Leisure Co.
4.50%, 12/01/29(a)	6,479	6,308,144
4.63%, 03/01/30(a)	3,660	3,573,545
6.00%, 04/01/27(b)	3,519	3,563,405
6.63%, 07/31/26(a)	5,016	5,028,260
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)(b)	5,064	5,006,980
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	8,187	8,229,846
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	9,910	9,854,435
5.50%, 10/01/27(a)(b)	7,766	7,763,589
5.63%, 08/26/28(a)	13,240	13,221,522
		208,219,425
Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28(a)(b)	3,657	3,565,384
BWX Technologies, Inc.
4.13%, 06/30/28(a)	3,800	3,745,931
4.13%, 04/15/29(a)	3,686	3,608,794
Chart Industries, Inc., 7.50%, 01/01/30(a)(b)	9,805	10,213,273
Security	Par (000)	Value
Machinery (continued)
Esab Corp., 6.25%, 04/15/29(a)	$6,992	$7,182,720
GrafTech Finance, Inc., 4.63%, 12/23/29(a)	4,830	3,592,276
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(a)(b)	4,205	3,608,991
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	4,220	4,494,470
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	4,337	4,214,263
SPX FLOW, Inc., 8.75%, 04/01/30(a)(b)	4,735	4,860,745
Terex Corp., 5.00%, 05/15/29(a)	5,845	5,820,814
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	14,979	14,978,086
		69,885,747
Manufacturing — 0.9%
Amsted Industries, Inc., 4.63%, 05/15/30(a)	3,745	3,704,506
Avient Corp., 7.13%, 08/01/30(a)	6,775	6,963,992
Axon Enterprise, Inc., 6.13%, 03/15/30(a)(b)	9,450	9,734,162
Calderys Financing LLC, 11.25%, 06/01/28(a)	4,085	4,255,782
Entegris, Inc.
3.63%, 05/01/29(a)(b)	3,632	3,501,006
4.38%, 04/15/28(a)(b)	3,777	3,748,952
4.75%, 04/15/29(a)	14,917	14,905,483
5.95%, 06/15/30(a)(b)	8,390	8,554,703
Hillenbrand, Inc., 6.25%, 02/15/29(b)	5,047	5,101,603
LSB Industries, Inc., 6.25%, 10/15/28(a)	4,271	4,273,721
Maxam Prill Sarl, 7.75%, 07/15/30(a)(b)	4,955	5,176,441
Trinity Industries, Inc., 7.75%, 07/15/28(a)(b)	5,195	5,356,156
		75,276,507
Media — 8.2%
AMC Networks, Inc., 10.25%, 01/15/29(a)	8,794	9,168,278
Cable One, Inc., 4.00%, 11/15/30(a)(b)	6,225	4,532,411
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30(a)(b)	25,825	24,294,151
4.75%, 03/01/30(a)	28,505	27,257,624
5.00%, 02/01/28(a)(b)	23,777	23,655,055
5.13%, 05/01/27(a)(b)	30,241	30,248,711
5.38%, 06/01/29(a)	14,015	13,860,562
5.50%, 05/01/26(a)	5,620	5,622,495
6.38%, 09/01/29(a)(b)	14,782	14,937,993
CSC Holdings LLC
4.13%, 12/01/30(a)	10,075	6,122,664
5.38%, 02/01/28(a)	9,130	6,836,961
5.50%, 04/15/27(a)	11,540	10,148,826
6.50%, 02/01/29(a)	16,274	10,502,426
11.25%, 05/15/28(a)	9,375	7,510,372
11.75%, 01/31/29(a)	19,025	13,851,785
Directv Financing LLC
8.88%, 02/01/30(a)(b)	7,715	7,817,387
8.88%, 02/01/30(a)	15,290	15,484,926
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	13,979	14,049,341
Discovery Communications LLC
3.63%, 05/15/30	9,215	8,542,305
3.95%, 03/20/28	12,110	11,911,988
4.13%, 05/15/29	6,410	6,222,922
DISH DBS Corp.
5.25%, 12/01/26(a)	25,438	24,704,126
5.75%, 12/01/28(a)	23,315	22,479,071
7.38%, 07/01/28	9,100	8,732,727
7.75%, 07/01/26	18,350	17,983,125
5.13%, 06/01/29	14,245	12,582,751

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
DISH Network Corp., 11.75%, 11/15/27(a)	$26,785	$27,714,418
EW Scripps Co. (The), 9.88%, 08/15/30(a)	7,430	7,391,810
Gray Television, Inc.
4.75%, 10/15/30(a)(b)	7,050	5,437,660
10.50%, 07/15/29(a)(b)	10,352	11,114,793
iHeartCommunications, Inc.
7.75%, 08/15/30(a)	5,940	5,035,605
9.13%, 05/01/29(a)(b)	6,611	6,242,342
10.88%, 05/01/30(a)	6,285	5,192,813
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	6,000	4,031,416
6.75%, 10/15/27(a)	9,950	6,970,214
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	8,572	8,607,062
8.00%, 08/01/29(a)	5,505	5,550,934
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	10,101	10,039,024
5.63%, 07/15/27(a)	16,715	16,717,541
Scripps Escrow II, Inc.
3.88%, 01/15/29(a)(b)	5,260	4,858,685
5.38%, 01/15/31(a)(b)	3,500	2,598,155
Sinclair Television Group, Inc., 5.50%, 03/01/30(a)(b)	5,010	4,371,872
Sirius XM Radio LLC
3.13%, 09/01/26(a)	7,455	7,401,126
4.00%, 07/15/28(a)	19,497	19,046,945
4.13%, 07/01/30(a)(b)	14,515	13,706,909
5.00%, 08/01/27(a)	14,915	14,912,654
5.50%, 07/01/29(a)(b)	12,182	12,237,742
TEGNA, Inc.
4.63%, 03/15/28	10,097	10,015,460
5.00%, 09/15/29	10,802	10,724,891
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	9,400	9,390,600
Univision Communications, Inc.
4.50%, 05/01/29(a)(b)	10,560	10,091,598
7.38%, 06/30/30(a)(b)	9,055	9,159,993
8.00%, 08/15/28(a)	13,285	13,705,448
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	8,875	7,726,930
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	8,740	8,078,215
5.50%, 05/15/29(a)	13,495	13,315,564
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	4,765	4,766,910
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	4,810	4,218,490
Ziggo BV, 4.88%, 01/15/30(a)	9,655	9,109,748
		668,544,550
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27(a)	3,412	3,406,500
6.38%, 06/15/30(a)(b)	4,020	4,112,705
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	3,460	3,554,184
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(a)	4,415	4,347,726
TMS International Corp./DE, 6.25%, 04/15/29(a)	3,272	3,209,937
		18,631,052
Mining — 0.9%
Alcoa Nederland Holding BV, 4.13%, 03/31/29(a)(b)	4,881	4,806,086
Alumina Pty. Ltd., 6.13%, 03/15/30(a)(b)	4,810	4,967,212
Security	Par (000)	Value
Mining (continued)
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	$5,800	$6,141,978
Compass Minerals International, Inc.
6.75%, 12/01/27(a)(b)	824	823,230
8.00%, 07/01/30(a)(b)	6,100	6,468,701
Constellium SE, 3.75%, 04/15/29(a)(b)	5,245	5,071,861
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(a)	5,938	5,939,173
5.88%, 04/15/30(a)	4,574	4,706,395
Hecla Mining Co., 7.25%, 02/15/28	1,788	1,789,934
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)	2,655	2,770,122
Novelis Corp.
4.75%, 01/30/30(a)	15,300	14,818,693
6.88%, 01/30/30(a)(b)	7,455	7,726,082
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)(b)	3,540	3,684,119
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	4,485	4,764,303
		74,477,889
Office & Business Equipment — 0.0%
Xerox Corp., 10.25%, 10/15/30(a)	3,650	3,009,846
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)	3,695	3,651,150
Oil & Gas — 4.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	9,917	10,428,509
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	3,515	3,540,387
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	4,950	5,013,277
Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(a)	6,875	7,214,573
California Resources Corp., 8.25%, 06/15/29(a)	8,707	9,158,236
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	1,285	1,325,361
Caturus Energy LLC, 8.50%, 02/15/30(a)	5,145	5,360,638
Chord Energy Corp., 6.00%, 10/01/30(a)	7,045	7,184,209
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	7,635	7,942,942
Civitas Resources, Inc.
5.00%, 10/15/26(a)	2,810	2,807,404
8.38%, 07/01/28(a)(b)	12,337	12,760,838
8.63%, 11/01/30(a)	9,475	10,020,809
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	4,545	4,572,028
7.38%, 01/15/31(a)	1,675	1,733,639
Comstock Resources, Inc.
5.88%, 01/15/30(a)	9,270	9,042,222
6.75%, 03/01/29(a)	15,670	15,738,102
CVR Energy, Inc.
5.75%, 02/15/28(a)	3,730	3,727,417
7.50%, 02/15/31(a)	2,550	2,544,635
8.50%, 01/15/29(a)(b)	5,793	6,054,767
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	4,110	4,204,506
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	3,695	3,919,287
Energian Israel Finance Ltd., 5.38%, 03/30/28(a)	6,276	6,216,088
EnQuest PLC, 11.63%, 11/01/27(a)(b)	3,530	3,556,823
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	6,540	6,747,785
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	5,620	5,612,081

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.00%, 04/15/30(a)(b)	$4,930	$4,848,386
6.25%, 11/01/28(a)	4,547	4,585,762
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	7,373	7,700,176
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)	4,892	4,886,805
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(h)	6,022	6,086,700
6.75%, 06/30/30(a)(h)	5,245	5,385,342
Matador Resources Co., 6.88%, 04/15/28(a)(b)	4,690	4,784,204
Nabors Industries, Inc., 9.13%, 01/31/30(a)(b)	6,337	6,691,717
Noble Finance II LLC, 8.00%, 04/15/30(a)	13,600	14,177,501
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	7,815	7,804,442
7.88%, 09/15/30(a)(b)	4,840	4,845,547
9.88%, 03/15/30(a)(b)	7,480	7,940,015
Permian Resources Operating LLC
5.88%, 07/01/29(a)	6,370	6,399,105
8.00%, 04/15/27(a)	3,951	3,986,629
Precision Drilling Corp., 6.88%, 01/15/29(a)	3,560	3,597,992
Puma International Financing SA, 7.75%, 04/25/29(a)(b)	5,110	5,300,553
Range Resources Corp., 4.75%, 02/15/30(a)	4,985	4,920,647
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)(b)	5,770	5,902,545
SM Energy Co.
6.50%, 07/15/28(b)	3,210	3,240,242
6.63%, 01/15/27(b)	3,617	3,622,792
6.75%, 09/15/26	3,296	3,297,648
6.75%, 08/01/29(a)	7,462	7,550,843
Sunoco LP
4.50%, 10/01/29(a)	7,080	6,950,136
4.63%, 05/01/30(a)(b)	7,235	7,055,268
5.88%, 07/15/27(a)	4,872	4,875,267
7.00%, 05/01/29(a)	7,660	7,959,651
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	7,982	7,861,141
4.50%, 04/30/30	7,225	7,052,856
5.88%, 03/15/28(b)	3,110	3,111,505
6.00%, 04/15/27	5,080	5,082,984
7.00%, 09/15/28(a)	4,795	4,947,190
Talos Production, Inc., 9.00%, 02/01/29(a)	5,539	5,764,349
Teine Energy Ltd., 6.88%, 04/15/29(a)	3,267	3,269,484
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	6,742	6,665,979
Transocean International Ltd.
8.25%, 05/15/29(a)(b)	8,710	8,868,088
8.75%, 02/15/30(a)	7,129	7,429,202
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	2,942	3,004,549
Valaris Ltd., 8.38%, 04/30/30(a)(b)	10,920	11,405,380
Vermilion Energy, Inc., 6.88%, 05/01/30(a)(b)	3,925	3,920,743
W&T Offshore, Inc., 10.75%, 02/01/29(a)	3,252	3,211,123
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	5,822	5,905,315
		398,322,366
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	6,345	6,364,018
Bristow Group, Inc., 6.88%, 03/01/28(a)	3,188	3,192,352
CHC Group LLC, 11.75%, 09/01/30(a)	5,280	5,105,694
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	7,390	7,669,163
Security	Par (000)	Value
Oil & Gas Services (continued)
SESI LLC, 7.88%, 09/30/30(a)(b)	$5,885	$5,937,665
TGS ASA, 8.50%, 01/15/30(a)	4,683	4,918,435
Tidewater, Inc., 9.13%, 07/15/30(a)	6,350	6,850,316
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)(b)	9,770	10,110,610
Viridien, 10.00%, 10/15/30(a)(b)	4,156	4,463,145
WBI Operating LLC, 6.25%, 10/15/30(a)	8,130	8,213,923
		62,825,321
Packaging & Containers — 2.6%
Ardagh Group SA
9.50%, 12/01/30(a)	12,756	13,784,449
12.00%, 12/01/30, (5.50 % Cash and 6.50 % PIK)(a)(e)	10,329	9,754,103
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	5,995	5,760,727
4.00%, 09/01/29(a)	9,955	9,456,050
6.25%, 01/30/31(a)(b)	4,350	4,476,963
Ball Corp.
2.88%, 08/15/30(b)	11,755	10,815,317
6.00%, 06/15/29(b)	9,650	9,950,801
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(a)	4,430	4,425,140
6.75%, 07/15/30(a)(b)	4,020	4,161,945
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	4,650	4,687,915
6.88%, 01/15/30(a)	4,925	4,976,447
8.75%, 04/15/30(a)(b)	9,960	9,955,580
Crown Americas LLC, 5.25%, 04/01/30(b)	4,880	4,974,855
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	3,220	3,213,222
Graphic Packaging International LLC
3.50%, 03/15/28(a)	4,657	4,508,477
3.50%, 03/01/29(a)(b)	3,180	3,033,161
3.75%, 02/01/30(a)(b)	4,000	3,775,984
Iris Holdings, Inc., 10.00%, 12/15/28(a)(b)	3,865	3,507,472
LABL, Inc.
10.50%, 07/15/27(a)(b)(f)	2,916	130,250
5.88%, 11/01/28(a)(b)(f)	4,464	2,044,512
Mauser Packaging Solut, 9.25%, 04/15/30(a)	12,313	12,111,760
Mauser Packaging Solut SR, 7.88%, 04/15/30(a)	23,889	24,350,853
OI European Group BV, 4.75%, 02/15/30(a)(b)	3,975	3,845,823
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(a)	5,374	5,388,875
Sealed Air Corp.
4.00%, 12/01/27(a)	3,774	3,758,404
5.00%, 04/15/29(a)(b)	3,907	3,934,183
6.13%, 02/01/28(a)(b)	6,783	6,889,636
Silgan Holdings, Inc., 4.13%, 02/01/28	5,740	5,686,562
Toucan FinCo Ltd./Toucan FinCo Can Inc/Toucan FinCo US LLC, 9.50%, 05/15/30(a)	8,970	8,656,902
Trident TPI Holdings, Inc., 12.75%, 12/31/28(a)(b)	6,035	6,065,092
TriMas Corp., 4.13%, 04/15/29(a)(b)	4,098	3,991,542
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	5,393	5,759,104
12.25%, 01/15/31(a)	4,775	5,219,517
		213,051,623

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 2.3%
1261229 BC Ltd., 10.00%, 04/15/32(a)	$10,727	$11,012,944
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	4,937	4,765,510
5.13%, 03/01/30(a)(b)	5,970	5,792,253
6.13%, 08/01/28(a)(b)	3,260	3,271,208
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	4,993	4,964,075
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	4,255	3,947,869
5.00%, 01/30/28(a)	3,400	2,914,659
5.00%, 02/15/29(a)	4,250	3,241,688
5.25%, 01/30/30(a)	7,225	5,127,683
6.25%, 02/15/29(a)	6,575	5,202,260
11.00%, 09/30/28(a)	6,629	6,887,080
14.00%, 10/15/30(a)	3,000	3,015,236
BellRing Brands, Inc., 7.00%, 03/15/30(a)(b)	7,145	7,337,486
Elanco Animal Health, Inc., 6.65%, 08/28/28(b)	7,440	7,733,483
Grifols SA, 4.75%, 10/15/28(a)(b)	7,020	6,916,569
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	6,108	5,795,344
12.25%, 04/15/29(a)	6,290	6,763,258
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	14,657	14,417,338
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	20,407	19,991,273
Owens & Minor, Inc.
4.50%, 03/31/29(a)(b)	4,437	2,912,669
6.63%, 04/01/30(a)(b)	5,105	2,859,821
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	11,422	11,331,693
4.75%, 05/09/27	6,759	6,761,689
5.13%, 05/09/29(b)	10,085	10,191,659
6.75%, 03/01/28(b)	12,195	12,672,312
7.88%, 09/15/29	4,080	4,469,381
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	2,995	3,099,444
		183,395,884
Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	7,160	7,170,418
5.75%, 01/15/28(a)	6,370	6,365,969
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	5,175	5,380,779
Buckeye Partners LP
3.95%, 12/01/26	5,106	5,073,951
4.13%, 12/01/27	4,167	4,118,492
4.50%, 03/01/28(a)	5,010	4,980,516
6.75%, 02/01/30(a)	4,885	5,109,056
6.88%, 07/01/29(a)	5,815	6,043,086
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	3,710	3,605,319
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)(b)	3,000	3,019,942
8.63%, 03/15/29(a)	10,115	10,574,064
Excelerate Energy LP, 8.00%, 05/15/30(a)	5,760	6,162,579
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	5,200	5,217,110
8.25%, 01/15/29(b)	5,780	6,025,934
8.88%, 04/15/30	4,420	4,650,697
Security	Par (000)	Value
Pipelines (continued)
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	$3,095	$3,136,791
Golar LNG Ltd., 7.50%, 10/02/30(a)(b)	2,080	2,079,146
Harvest Midstream I LP, 7.50%, 09/01/28(a)	6,015	6,095,757
Hess Midstream Operations LP
4.25%, 02/15/30(a)	7,165	6,999,604
5.13%, 06/15/28(a)	5,065	5,069,610
5.50%, 10/15/30(a)	2,900	2,930,062
5.88%, 03/01/28(a)	7,925	8,078,208
6.50%, 06/01/29(a)	6,090	6,301,899
ITT Holdings LLC, 6.50%, 08/01/29(a)	11,827	11,375,841
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	9,315	9,432,006
6.63%, 12/15/28(a)(b)	10,315	10,618,919
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	3,506	3,643,802
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	8,207	8,512,677
NuStar Logistics LP
5.63%, 04/28/27(b)	5,085	5,134,632
6.00%, 06/01/26	3,909	3,915,127
6.38%, 10/01/30(b)	5,710	5,978,811
Prairie Acquiror LP, 9.00%, 08/01/29(a)	4,150	4,306,963
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	3,180	3,133,520
4.95%, 07/15/29(a)	5,005	4,990,877
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)(b)	8,065	8,423,303
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	7,517	7,515,581
6.00%, 12/31/30(a)(b)	7,280	7,382,009
7.38%, 02/15/29(a)	8,075	8,360,300
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	5,080	5,268,683
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)(b)	9,115	9,335,823
3.88%, 08/15/29(a)	11,460	10,884,187
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	13,985	14,077,427
8.13%, 06/01/28(a)(b)	20,400	20,890,347
9.50%, 02/01/29(a)	28,010	29,837,941
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/30(a)	14,910	15,349,890
		332,557,655
Real Estate — 0.9%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	5,150	5,210,863
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	4,715	4,491,316
5.75%, 01/15/29(a)	5,773	5,708,349
9.75%, 04/15/30(a)	4,305	4,694,789
CoreLogic, Inc., 4.50%, 05/01/28(a)(b)	7,310	7,181,627
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)(b)	4,555	4,579,592
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	4,150	4,314,358
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	2,595	2,734,089
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	5,900	5,708,093

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
5.38%, 08/01/28(a)	$6,405	$6,406,364
Hunt Companies, Inc., 5.25%, 04/15/29(a)	5,920	5,784,635
Kennedy-Wilson, Inc.
4.75%, 03/01/29	5,730	5,612,999
4.75%, 02/01/30(b)	5,710	5,487,955
Newmark Group, Inc., 7.50%, 01/12/29(b)	4,445	4,743,276
		72,658,305
Real Estate Investment Trusts — 4.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(a)(b)	4,615	4,597,000
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	4,610	4,228,199
8.50%, 12/15/28(a)(b)	3,125	3,059,089
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)(b)	4,127	4,419,624
Brandywine Operating Partnership LP
3.95%, 11/15/27	4,405	4,321,695
8.30%, 03/15/28	3,395	3,583,854
8.88%, 04/12/29(b)	5,277	5,661,711
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	6,289	6,209,828
5.75%, 05/15/26(a)	5,233	5,211,946
Diversified Healthcare Trust
4.75%, 02/15/28(b)	5,150	4,992,770
7.25%, 10/15/30(a)	3,495	3,591,112
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)(b)	3,770	3,808,060
Global Net Lease Inc., 4.50%, 09/30/28(a)	4,020	3,937,412
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	3,835	3,250,081
3.95%, 11/01/27	3,635	3,487,140
4.65%, 04/01/29(b)	4,712	4,311,695
5.95%, 02/15/28(b)	3,345	3,290,743
Iron Mountain, Inc.
4.88%, 09/15/27(a)	10,090	10,079,449
4.88%, 09/15/29(a)	8,956	8,832,468
5.00%, 07/15/28(a)	5,115	5,100,805
5.25%, 03/15/28(a)(b)	8,232	8,229,092
5.25%, 07/15/30(a)	12,055	11,931,788
7.00%, 02/15/29(a)	9,907	10,175,045
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	5,285	5,258,189
4.75%, 06/15/29(a)	6,290	6,241,064
5.50%, 08/01/30(b)	4,775	4,908,982
Millrose Properties, Inc., 6.38%, 08/01/30(a)	11,540	11,786,217
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29	8,560	7,334,493
5.00%, 10/15/27(b)	13,596	13,269,348
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	7,173	7,015,908
5.88%, 10/01/28(a)	6,780	6,789,325
7.00%, 02/01/30(a)	5,575	5,733,658
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	4,100	4,186,020
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	$5,975	$5,893,536
4.75%, 10/15/27	6,965	6,950,638
7.25%, 07/15/28(a)	3,348	3,445,890
Rithm Capital Corp.
8.00%, 04/01/29(a)	7,653	7,812,393
8.00%, 07/15/30(a)	4,755	4,839,861
RLJ Lodging Trust
3.75%, 07/01/26(a)	3,996	3,970,583
4.00%, 09/15/29(a)(b)	4,687	4,447,545
SBA Communications Corp.
3.13%, 02/01/29(b)	14,630	13,966,717
3.88%, 02/15/27	13,166	13,055,965
Service Properties Trust
0.00%, 09/30/27(a)(i)	255	231,184
3.95%, 01/15/28(b)	3,840	3,636,173
4.38%, 02/15/30(b)	3,680	3,194,707
4.95%, 02/15/27(b)	917	913,323
4.95%, 10/01/29(b)	3,925	3,467,099
5.50%, 12/15/27	4,081	4,048,775
8.38%, 06/15/29(b)	6,585	6,652,496
Starwood Property Trust, Inc.
3.63%, 07/15/26(a)	3,660	3,636,157
4.38%, 01/15/27(a)(b)	4,346	4,309,385
5.25%, 10/15/28(a)	5,015	5,041,080
5.75%, 01/15/31(a)	4,550	4,612,709
6.00%, 04/15/30(a)	3,590	3,688,549
6.50%, 07/01/30(a)(b)	4,790	4,984,249
6.50%, 10/15/30(a)	5,135	5,348,051
7.25%, 04/01/29(a)	6,080	6,416,010
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	6,825	6,497,786
Vornado Realty LP, 2.15%, 06/01/26	3,160	3,145,482
XHR LP
4.88%, 06/01/29(a)(b)	4,847	4,772,847
6.63%, 05/15/30(a)	4,120	4,255,344
		342,068,344
Retail — 4.8%
Academy Ltd., 6.00%, 11/15/27(a)	3,375	3,378,061
Advance Auto Parts, Inc.
1.75%, 10/01/27	3,765	3,569,837
3.90%, 04/15/30	4,635	4,277,464
7.00%, 08/01/30(a)(b)	9,300	9,441,376
Arko Corp., 5.13%, 11/15/29(a)(b)	4,615	4,011,031
Asbury Automotive Group, Inc.
4.50%, 03/01/28	4,236	4,218,781
4.63%, 11/15/29(a)(b)	7,362	7,231,538
4.75%, 03/01/30(b)	4,050	3,982,946
Bath & Body Works, Inc.
5.25%, 02/01/28	4,467	4,506,698
6.63%, 10/01/30(a)	7,645	7,818,532
7.50%, 06/15/29(b)	3,547	3,617,324
Brinker International, Inc., 8.25%, 07/15/30(a)	2,350	2,478,232
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	7,090	6,835,833
3.88%, 01/15/28(a)	14,712	14,497,936
4.00%, 10/15/30(a)	18,800	17,914,088
4.38%, 01/15/28(a)	6,910	6,859,999
5.63%, 09/15/29(a)	4,644	4,726,008
6.13%, 06/15/29(a)	11,500	11,803,135

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Carvana Co., 13.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(a)(b)(e)	$12,450	$12,980,999
EG Global Finance PLC, 12.00%, 11/30/28(a)(b)	9,175	9,922,457
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)	8,150	7,820,408
9.25%, 01/15/31(a)	4,300	4,442,750
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	9,500	9,166,788
6.75%, 01/15/30(a)(b)	12,160	11,502,782
FirstCash, Inc.
4.63%, 09/01/28(a)	5,065	5,029,517
5.63%, 01/01/30(a)	4,545	4,566,005
Gap, Inc. (The), 3.63%, 10/01/29(a)	7,477	7,114,714
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)(f)	5,125	5,093,150
11.50%, 08/15/29(a)(b)	5,315	5,635,229
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	7,177	7,017,506
6.38%, 01/15/30(a)	4,835	4,965,095
Guitar Center, Inc., 8.50%, 01/15/29, (8.50% PIK)(a)(b)(e)	5,399	4,409,349
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)(b)	4,145	4,120,654
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	5,007	5,013,096
Kohl's Corp., 10.00%, 06/01/30(a)	3,540	3,869,773
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	8,090	7,464,988
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	9,765	9,613,425
Lithia Motors, Inc.
3.88%, 06/01/29(a)	7,640	7,388,062
4.38%, 01/15/31(a)	3,275	3,152,152
4.63%, 12/15/27(a)	4,035	4,028,090
5.50%, 10/01/30(a)	5,205	5,239,866
Men's Wearhouse LLC.(The), 9.00%, 02/01/31(a)	570	592,804
Michaels Companies, Inc.(The)
5.25%, 05/01/28(a)(b)	7,755	7,674,089
7.88%, 05/01/29(a)	12,060	11,748,298
Murphy Oil USA, Inc., 4.75%, 09/15/29(b)	5,092	5,055,663
Nordstrom, Inc.
4.00%, 03/15/27	3,218	3,180,185
4.38%, 04/01/30(b)	5,030	4,797,822
Papa John's International, Inc., 3.88%, 09/15/29(a)	4,215	4,024,851
Park River Holdings, Inc., 8.75%, 12/31/30(a)(b)	4,033	4,019,691
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	5,117	4,945,377
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)	565	566,552
SGUS LLC, 11.00%, 12/15/29(a)(f)	7,181	228,304
Sonic Automotive, Inc., 4.63%, 11/15/29(a)(b)	6,582	6,461,389
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)	4,920	4,897,122
Staples, Inc.
10.75%, 09/01/29(a)	22,160	21,740,733
12.75%, 01/15/30(a)	7,755	6,356,891
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)(b)	6,130	5,990,354
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	5,992	5,853,784
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	4,310	4,535,305
Security	Par (000)	Value
Retail (continued)
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	$2,240	$2,236,227
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)(b)	6,150	6,382,289
Yum! Brands, Inc., 4.75%, 01/15/30(a)	8,000	7,983,705
		389,997,109
Semiconductors — 0.3%
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	6,319	6,753,383
Kioxia Holdings Corp., 6.25%, 07/24/30	10,370	10,725,100
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	6,922	6,772,656
Synaptics, Inc., 4.00%, 06/15/29(a)(b)	4,077	3,954,283
		28,205,422
Software — 3.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	22,340	21,670,819
Capstone Borrower, Inc., 8.00%, 06/15/30(a)	7,830	7,433,854
CDK Global II LLC, 4.88%, 06/01/27	15	14,035
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)(b)	7,152	5,596,440
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)(b)	7,107	5,561,227
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	37,623	37,421,002
9.00%, 09/30/29(a)(b)	35,980	36,355,304
CoreWeave, Inc., 9.25%, 06/01/30(a)(b)	19,080	18,793,375
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	5,490	4,964,794
Elastic NV, 4.13%, 07/15/29(a)	5,837	5,604,979
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)(b)	7,062	6,957,970
Fair Isaac Corp.
4.00%, 06/15/28(a)	8,876	8,713,126
5.25%, 05/15/26(a)	3,063	3,059,002
Open Text Corp.
3.88%, 02/15/28(a)	8,880	8,590,357
3.88%, 12/01/29(a)	8,135	7,546,382
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	8,650	8,049,658
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	5,000	4,468,084
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	6,130	5,332,889
PTC, Inc., 4.00%, 02/15/28(a)	5,035	4,965,601
RingCentral, Inc., 8.50%, 08/15/30(a)	3,000	3,149,466
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	9,925	9,500,757
Rocket Software, Inc.
6.50%, 02/15/29(a)	5,915	5,304,276
9.00%, 11/28/28(a)	6,890	6,878,053
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	17,098	17,077,147
Twilio, Inc., 3.63%, 03/15/29	5,065	4,837,075
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	6,530	5,978,672
		253,824,344
Telecommunications — 4.1%
Altice Financing SA
5.00%, 01/15/28(a)	11,093	8,045,772
5.75%, 08/15/29(a)	19,090	13,724,733
9.63%, 07/15/27(a)	2,990	2,314,285
Altice France SA
6.50%, 10/15/31(a)	2,704	2,640,041
6.88%, 10/15/30(a)	7,552	7,401,391
6.88%, 07/15/32(a)	3,406	3,323,551
9.50%, 11/01/29(a)	11,089	11,394,835
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	20,960	21,775,277
Ciena Corp., 4.00%, 01/31/30(a)	4,152	4,000,687
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	14,885	15,346,628

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	$18,790	$19,934,067
EchoStar Corp.
6.75%, 11/30/30, (6.75 % Cash)(e)	9,375	9,535,581
10.75%, 11/30/29	36,935	40,493,392
Flash Compute LLC, 7.25%, 12/31/30(a)	12,135	12,179,956
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)(b)	15,540	15,542,631
5.88%, 11/01/29	6,265	6,327,086
6.00%, 01/15/30(a)	7,010	7,068,949
6.75%, 05/01/29(a)	8,175	8,206,295
GCI LLC, 4.75%, 10/15/28(a)	6,085	5,945,558
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	6,220	5,869,363
6.63%, 08/01/26(b)	5,575	4,901,479
Iliad Holding SAS, 7.00%, 10/15/28(a)	6,628	6,705,791
Level 3 Financing, Inc.
3.63%, 01/15/29(a)(b)	3,570	3,326,069
3.75%, 07/15/29(a)	4,250	3,934,081
4.25%, 07/01/28(a)	475	458,853
Lumen Technologies, Inc., 4.13%, 04/15/30(a)	1,690	1,689,296
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	5,790	5,773,795
6.50%, 02/15/29(a)	10,736	10,426,642
Viasat, Inc.
5.63%, 04/15/27(a)(b)	5,726	5,720,345
6.50%, 07/15/28(a)	4,165	4,107,048
Viavi Solutions, Inc., 3.75%, 10/01/29(a)(b)	3,805	3,630,188
Vmed O2 U.K. Financing I PLC, 4.25%, 01/31/31(a)	6,000	5,427,432
WULF Compute LLC, 7.75%, 10/15/30(a)(b)	29,150	30,395,445
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (9.25 % Cash)(a)(b)(e)	11,454	11,149,772
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(b)(e)	7,891	7,238,768
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	7,668	8,097,408
		334,052,490
Transportation — 0.4%
Beacon Mobility Corp., 7.25%, 08/01/30(a)	5,275	5,524,514
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(a)(b)	7,726	7,496,722
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	8,320	8,685,236
RXO, Inc., 7.50%, 11/15/27(a)	2,759	2,813,018
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	6,635	6,331,991
		30,851,481
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	8,902	8,898,354
7.88%, 12/01/30(a)	200	211,973
		9,110,327
Total Corporate Bonds & Notes — 96.2% (Cost: $7,744,554,663)		7,822,434,519
Floating Rate Loan Interests
Media — 0.0%
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50% 1.50% PIK), 8.79%, 09/25/29(e)(g)	1,923	1,649,023
Security	Par (000)	Value
Retail — 0.1%
SAKS Global Enterprises LLC
PIK DIP Fisrt Out Term Loan, 07/07/26(g)(j)	$1,128	$1,131,246
DIP First Out Interim Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.68%, 01/14/33(g)	4,180	4,189,797
		5,321,043
Total Floating Rate Loan Interests — 0.1% (Cost: $5,899,199)		6,970,066
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	136,472	812,008
Financial Services — 0.0%
Yeoman Capital SA, NVS(c)	78,290	684,408
Health Care Technology — 0.0%
Quincy Health LLC(c)	25,958	—
Total Common Stocks — 0.0% (Cost $17,454,101)		1,496,416
Total Long-Term Investments — 96.3% (Cost: $7,767,907,963)		7,830,901,001
Short-Term Securities
Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(k)(l)(m)	1,053,314,083	1,053,840,740
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(k)(l)	151,430,000	151,430,000
Total Short-Term Securities — 14.8% (Cost: $1,204,756,686)		1,205,270,740
Total Investments — 111.1% (Cost: $8,972,664,649)		9,036,171,741
Liabilities in Excess of Other Assets — (11.1)%		(900,444,036)
Net Assets — 100.0%		$8,135,727,705

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Zero-coupon bond.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF

(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,164,723,448	$—	$(110,886,008)(a)	$13,845	$(10,545)	$1,053,840,740	1,053,314,083	$1,710,321 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	197,380,000	—	(45,950,000)(a)	—	—	151,430,000	151,430,000	1,480,697	—
				$13,845	$(10,545)	$1,205,270,740		$3,191,018	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$7,821,785,210	$649,309	$7,822,434,519
Floating Rate Loan Interests	—	6,970,066	—	6,970,066
Common Stocks	—	—	1,496,416	1,496,416
Short-Term Securities
Money Market Funds	1,205,270,740	—	—	1,205,270,740
	$1,205,270,740	$7,828,755,276	$2,145,725	$9,036,171,741

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
DIP	Debtor-In-Possession
NVS	Non-Voting Shares

PIK	Payment-in-kind
RB	Revenue Bonds

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF

Portfolio Abbreviation (continued)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate